Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data	Total	General	Common	Subordinated
Balance at Dec. 31, 2010	$ 26,519	$ 37	$ 8,211	$ 18,271
Balance at Dec. 31, 2010		30,000	6,735,000	14,985,000
-Net income	18,820	26	5,828	12,966
Balance at Dec. 31, 2011	45,339	63	14,039	31,237
Balance at Dec. 31, 2011		30,000	6,735,000	14,985,000
-Net income	29,836	41	9,239	20,556
Balance at Dec. 31, 2012	75,175	104	23,278	51,793
Balance at Dec. 31, 2012		30,000	6,735,000	14,985,000
-Net income	45,620	46	22,787	22,787
-Issuance of common units, net of issuance costs (Note 9), value	136,904		136,904
-Issuance of common units, net of issuance costs (Note 9), shares			8,250,000
Balance at Dec. 31, 2013	$ 257,699	$ 150	$ 182,969	$ 74,580
Balance at Dec. 31, 2013		30,000	14,985,000	14,985,000